Shareholder Fees {- Fidelity® U.S. Sustainability Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Sustainability Index Funds Combo PRO-08 | Fidelity® U.S. Sustainability Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none